Employee Benefits - Accumulated Actuarial Gains (Losses), Net of Tax Recognized in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Beginning	₩ (502,066)	₩ (553,221)	₩ (589,796)
Current actuarial gains (losses)	105,769	51,155	36,575
Ending	₩ (396,297)	₩ (502,066)	₩ (553,221)